Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
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Commitments and Contingencies
37.	Commitments and Contingencies

The following disclosures comprise of material legal lawsuits, investigations and in-depth investigations against the Company.

License Agreements

Turkcell:

On 27 April 1998, the Company signed the Agreement for grant of concession for the establishment and Operation of the Pan-European Mobile Telephone System, GSM (hereinafter referred to as the “License Agreement”) with the Turkish Ministry. In accordance with the License Agreement, the Company was granted a 25 year license for the provision of GSM services for a license fee of USD 500,000.

3G License

On 30 April 2009, the Company signed a separate License Agreement with ICTA which provides authorization for providing IMT 2000/UMTS services and establishment and operation of the required infrastructure. Turkcell acquired the A license providing the widest frequency band for a consideration of EUR 358,000 (excluding VAT). The license is effective for duration of 20 years starting from 30 April 2009, According to the agreement, Turkcell has provided IMT 2000/UMTS services starting from 30 July 2009.

4.5G License

The 4,5 licensing process is finalized by signing of IMT License Commitments Document by Turkcell and therefore, ICTA granted Turkcell 4,5G License on 27 October 2015. The 4.5G License is effective for 13 years until 30 April 2029, According to the License, Turkcell started to provide 4.5G services on 1 April 2016.

Belarusian Telecom:

Belarusian Telecom owns a license issued on 28 August 2008 for a period of 10 years and was valid till 28 August 2018. According to the Sale and Purchase Agreement signed, the State Property Committee of the Republic of Belarus committed to grant the license from the acquisition date of 26 August 2008 for a period of 10 years. In accordance with the Edict of the President of the Republic of Belarus dated 26 November 2015, numbered 475, the license is now issued without limitation of the period of validity. Starting from 1 March 2016, the license is valid from the date of the licensing authority’s decision on its issue and for an unlimited period. Under the terms of its license, Belarusian Telecom is required to gradually increase its geographical coverage until the end of 2018. Belarusian Telecom has fulfilled all coverage requirements except covering all Belarusian settlements. The number of uncovered settlements is 646 out of a total of 22,552 settlements.

lifecell:

lifecell owns eleven activity licenses, for GSM 900, a technology neutral license, issued for 3G, one license for international and long-distance calls and eight PSTN licenses for eight regions in Ukraine. As of December 31, 2018, lifecell owned 29 frequency use licenses for IMT (LTE-2600, LTE-1800, IMT-2000 (UMTS), GSM-900, GSM-1800, CDMA-800. Wi-fi and microwave Radiorelay and Broadband Radio Access, which are regional and national. Licenses for IMT (LTE-2600, LTE-1800) and GSM-1800 were issued on 4G tenders, held in Q1’2018. Additionally, lifecell holds a specific number range – three NDC codes for mobile networks, twenty one permissions on a number resource for short numbers, eleven permissions on a number resource for SS-7 codes (7 regional and 4 international), one permission on a number resource for Mobile Network Code, nine permissions on a number resource for local ranges for PSTN licenses, two permissions on a service codes for alternative routing selection for international and long-distance fixed telephony and one permission on a code for global telecommunication service “800”.

Inteltek:

Our affiliate, Inteltek Internet Teknoloji Yatırım ve Danılşmanlık Ticaret A.Ş. (“Inteltek”), on which the Company holds 55% of its shares, has been incorporated in order to establish and operate central system for games of chance through multi-access electronic platforms. Until 1 March 2009, İnteltek operated games of chance basing on the agreement executed with Spor Toto Directorate (“Spor Toto”) dated 29 August 2008. Inteltek gave the best offer at the new tender which allowed private companies to organize games of chance and signed a new contract with Spor Toto, for a term of ten years. Under this agreement, the commission rate was 1.4% and the targeted payout was 50% of the turnover balance including VAT. As at 31 December 2018, Inteltek has a letter of guarantee of TL 159,572 (31 December 2017: TL 159,752) provided to Spor Toto.

As the term of the agreement executed between Spor Toto and İnteltek dated 29 August 2008 has been expired on 29 August 2018 and the new tender has not been concluded yet, an agreement of “procurement through bargaining” has been signed between İnteltek and Spor-Toto being effective from 29 August 2018 and for a term of up to 1 year as per to the article 26 of the Law on the Transfer of Rights to Organize Fixed Odds and Paramutual Betting Games Based on Sports Competitions to Private Legal Entities numbered 5738. The agreement of “procurement through bargaining” is a follow-up of the agreement which currently exists and the terms and conditions of this agreement are generally same with the agreement which has been expired as of 29 August 2018.

Inteltek has a mobile agency agreement with Spor Toto, receiving the rights to assign mobile sub agencies to operate the fixed odds and paramutual betting games based on sports competitions. As at 31 December 2018, Inteltek has provided a letter of guarantee of TL 25,000 (31 December 2017: TL 25,000) provided to Spor Toto for mobile agency agreement.

Kibris Telekom:

On 27 April 2007, Kibris Telekom signed the License Agreement for Installation and Operation of a Digital, Cellular, Mobile Telecommunication System (“Mobile Communication License Agreement”) with the Ministry of Communications and Public Works of the Turkish Republic of Northern Cyprus which is effective from 1 August 2007, replacing the previous GSM-Mobile Telephony System Agreement dated 25 March 1999. In accordance with the Mobile Communication License Agreement, Kibris Telekom was granted an 18 year GSM 900, GSM 1800 and IMT 2000/UMTS license for GSM 900, GSM 1800 frequencies while the usage of IMT 2000/UMTS frequency bands is subject to the fulfillment of certain conditions.

On 14 March 2008, Kibris Telekom was awarded a 3G infrastructure license at a cost of $10,000 including VAT, which was paid at the end of March 2008. Under the terms of the license, the system had to be operational by mid-October 2008. In 2010, Kibris Telekom has completed the radio transmission (air link) project providing direct international voice and data connection with mainland and started using it from the third quarter of 2010. The Project is the only direct connection in Turkish Republic of Northern Cyprus besides Telecommunication Authority.

37.1	Dispute on Treasury Share Amounts

The Undersecretariat of Treasury and ICTA alleged that Company made deficient treasury share and contribution to the authority expenses payments in the past, the Company objected to these claims.

The Company has resolved the following within the scope of Provisional Article 13 added to the Telegraph and Telephone Law No.406 dated 4 February 1924 of the Law on the Amendment of Certain Tax Laws and Other Laws No. 7061 published in the Official Gazette dated December 5th, 2017: to restructure relevant disputes and their interest fees and to choose the method of increasing for relevant years’ legal payment amounts from the options in order to restructure relevant disputes and their interest fees for the periods for which examination is ongoing or has not been yet initiated. The Company applied for restructure, and according to the Law the Company submitted waiver petition or accepted the cases related to the restructured amounts. In some of the cases, the Courts already granted decisions in line with the petitions submitted by the Company and in the other pending cases, it is expected that the Courts shall grant decisions in line with the statement of waiver/acceptance of the aforementioned cases.

Based on the Laws stated above, the total amount, including principal and interest, calculated is TL 206,365 and is TL 209,159, respectively. The total payment including interest on installments is TL 436,300 and the payments have been made in 6 equal installments in 2018.

No liabilities remain in the consolidated financial statements as at and for the period ended 31 December 2018 (31 December 2017: TL 417,668).

37.2	Disputes on Special Communication Tax and Value Added Tax

a)	Disputes on SCT for the year 2011

Large Tax Payers Office levied Special Communication Tax (SCT) and tax penalty on the Company as a result of the Tax Investigation for the year 2011. The Company filed lawsuits for the cancellation of the notification regarding the aforementioned SCT assessment. The court partially accepted and partially rejected the cases and the parties appealed the decisions regarding the parts against them. The Large Tax Payers Office has collected TL 80,355 calculated for the parts against the Company for the assessment of the SCT for the year 2011 by offsetting the receivables of the Company from Public Administrations.

As per the Law no. 6736, the Company filed applications for the restructuring of penalties and interest on the SCT regarding the dispute on the tax, while the cases are pending before the court of appeal. Tax Office rejected the application for the year 2011. The Company also filed a case for the cancellation of aforementioned rejection act of the Tax Office for the year 2011. The case is pending as well as the cases regarding the cancellation of the SCT assessment for the year 2011.

37.2	Disputes on Special Communication Tax and Value Added Tax

b)	Disputes on SCT for the years 2013 and 2014 and effects of Law No. 7143

Tax assessments for prepaid card sales for 2013 and 2014 have been completed. The Company has been notified of the tax audit reports prepared at the end of the said investigations. The Company management has decided to benefit from Law No. 7143, which provides advantageous payment and discount provisions, regarding the criticized issues in the tax audit reports and TL 39,362 has been paid (31 December 2017: TL 24,175).

c)	Disputes on SCT and VAT for the years 2015 and 2016

Turkish telecom sector players including Turkcell has been subjected to a limited tax audit with respect from VAT and SCT for 2015 and 2016. At the end of the tax audit process for the Company no issues to be criticized were identified for 2015. However, some of bundle offers and some services offered by the Company are subjected to criticism by tax authority for 2016. As of 31 December 2018, respectively tax claims arising from SCT and VAT amounting to TL 134,537 and TL 113,367 including the principal and penalty amounts have been notified to the Company. Administrative process has been initiated in accordance with the relevant legislation while reserving right to take legal action.

Based on the management opinion, an outflow of resources embodying economic benefits is deemed to be less than probable, thus, no provision is recognized in the consolidated financial statements as at and for the period ended 31 December 2018 (31 December 2017: None).

37.3	Tax Base Increase due to Law Serial No. 7143

The Company Management decided to apply for VAT and corporate tax base increase mechanism for 2017 due to Law Serial No. 7143 and TL 35,443 payment has been made on 1 October 2018. No liabilities remain in the consolidated financial statements as at and for the period ended 31 December 2018 (31 December 2017: None).

37.4	Investigation initiated by ICTA on subscription numbers and radio utilization and usage fees

ICTA commenced in-depth investigations, against the GSM operators for the years, 2004-2009, 2010-2011, 2012, 2013 and 2014. As a result of the investigations, ICTA imposed administrative fines to the Company amounting TL 11,240 in total and decided to warn the Company. The administrative fines were paid within 1 month following the notification of the decision of ICTA, with 25% discount. The Company filed lawsuits for the cancellation of aforementioned administrative fines and ICTA’s administrative acts. ICTA filed lawsuits against Company for the collection of the radio utilization and usage fee amount which was alleged that the Company paid deficiently.

The Company has resolved the following based on the Laws No. 7061 as explained in detailed note 37.1 to restructure radio fees which are in dispute and respective penalty, default interest regarding these disputes. The Company applied for restructure, and according to the Law the Company submitted waiver petition or accepted the cases related to the restructured amounts. The Courts granted decisions in line with the petitions submitted by the Company.

The total amount, including principal and interest, calculated within the scope of clause 2 is TL 158,340. The total payment including interest on instalments is TL 166,257 and the payments have been made in 6 equal instalments in 2018.

No liabilities have been remained in the consolidated financial statements as at and for the period ended 31 December 2018 (31 December 2017: TL 157,446).

37.5	Disputes regarding the Law on the Protection of Competition

On the grounds of the investigation initiated by the Competition Board on the grounds that the Company violated the competitive environment through abusing its dominant position in the Turkish mobile market and it was decided to apply administrative fine amounting to TL 91,942 on the Company. A lawsuit was filed by the Company. The Court rejected the case. The Company appealed the decision with the request of the stay of the execution.

Three private companies filed a lawsuits against the Company in relation with this case claiming in total of TL 112,084 together with up to 3 times of the loss amount to be determined by the court for its material damages by reserving its rights for surpluses allegedly. The cases are still pending.

As a result of the abovementioned investigation, Competition Board concluded that the Company did not determine retail prices and there was no need to impose an administrative fines on this issue. After the lawsuit filed by a third party, this part of Competition Board’s judgement was reversed by the Council of State and Competition Board launched a new process. Consequently, the Board decided on January 2019 that the Company determined the retail prices of units and to apply administrative fine amounting to TL 91,942 on the Company. After the receiving of the reasoned decision, the Company will take legal action.

Based on the management opinion, the probability of an outflow of resources embodying economic benefits is uncertain, thus, no provision is recognized in the consolidated financial statements as at and for the period ended 31 December 2018 (31 December 2017: None).

37.6	Ministry of Trade Administrative Fine

Ministry of Trade prepared a report upon the investigation initiated against the Company on subscriber agreements, distance contracts, value added services and commitment campaigns including device procurement for the year 2015. The Company filed a lawsuit for the stay of execution and cancellation of the Notice of Administrative Fine imposed by Istanbul Governorship Directorate of Commerce based to the aforementioned report of the Ministry, amounting to TL 138,173 and the Decision of Administrative Fine of Istanbul Governorship Directorate of Commerce. Furthermore, the Company demanded the Court to recourse to the Constitutional Court for the cancellation of the related part of the 19th paragraph of the article 77 of the Law on the Protection of Consumers numbered 6502.

Based on the management opinion, the probability of an outflow of resources embodying economic benefits is uncertain, thus, no provision is recognized in the consolidated financial statements as at and for the period ended 31 December 2018 (31 December 2017: None).

37.7	Other ongoing lawsuits and tax investigations

Within consolidated financial statements prepared as of 31 December 2018, obligations which are related to following ongoing disputes have been evaluated.

Subject	31 December 2018 Anticipated Maximum Risk (excluding accrued interest)	31 December 2017 Anticipated Maximum Risk (excluding accrued interest)	31 December 2018 Provision	31 December 2017 Provision
Disputes related with ICTA	13,367	13,367	—	—

The Company is under tax investigation with respect to application of the Turkish Special Communication Tax to prepaid TL/card sales made via its sales channels for the years 2015, 2016 and 2017. Investigation has been started on December 2018.

In addition following tax and treasury share investigations have started in the Company: (i) for FY 2017 with regard to SCT, (ii) FY 2018 with regard to SCT, Corporate Income Tax and Value Added Tax, (iii) treasury share investigation with regard to 2018 October-December period.

Based on the management opinion, an outflow of resources embodying economic benefits is deemed to be less than probable, thus, no provision is recognized in the consolidated financial statements as at and for the period ended 31 December 2018 (31 December 2017: None).